Corporate information - Acquisition - Intangible assets (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	May 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Income tax at statutory rates		R$ 380	R$ (16,798)	R$ (11,248)
Nominal tax rate		34.00%	34.00%	34.00%
Unicesumar
Disclosure of detailed information about business combination [line items]
Fair value adjustments	R$ 1,516,987
Deferred taxes on temporary differences	(781,479)
Goodwill	1,556,336
Total fair value of the identifiable assets + goodwill	3,210,373
Unicesumar | Customer relationship
Disclosure of detailed information about business combination [line items]
Fair value adjustments	R$ 294,525
Nominal tax rate	34.00%
Unicesumar | Trademarks
Disclosure of detailed information about business combination [line items]
Fair value adjustments	R$ 352,189
Percentage of discounted cash flows of the total projected value	90.00%
Percentage of estimated royalty	3.48%
Unicesumar | Non-compete agreements
Disclosure of detailed information about business combination [line items]
Fair value adjustments	R$ 272,416
Term of revenue loss considered	4 years
Unicesumar | Non-compete agreements | Digital Education undergraduate courses
Disclosure of detailed information about business combination [line items]
Percentage of competition probability.	85.00%
Unicesumar | Non-compete agreements | On-campus undergraduate courses
Disclosure of detailed information about business combination [line items]
Percentage of competition probability.	50.00%
Unicesumar | Teaching/learning material-TLM
Disclosure of detailed information about business combination [line items]
Fair value adjustments	R$ 26,584
Estimated useful life	3 years
Percentage of development costs and degree of obsolescence	75.00%
Unicesumar | Operating licenses for distance learning
Disclosure of detailed information about business combination [line items]
Fair value adjustments	R$ 1,206,641
Unicesumar | Software
Disclosure of detailed information about business combination [line items]
Fair value adjustments	R$ 33,379
Estimated useful life	5 years
Unicesumar | Leasing contracts
Disclosure of detailed information about business combination [line items]
Fair value adjustments	R$ 57,278
Estimated useful life	20 years
Unicesumar | Licenses to operate medical courses
Disclosure of detailed information about business combination [line items]
Fair value adjustments	R$ 55,454
Estimated useful life	5 years